Geographic Information (Details) - Schedule of long-lived assets by geographical region - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Geographic Information (Details) - Schedule of long-lived assets by geographical region [Line Items]
Long-lived assets	$ 17,489	$ 14,994
U.S [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographical region [Line Items]
Long-lived assets	1,782	1,839
Israel [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographical region [Line Items]
Long-lived assets	15,253	12,581
EMEA [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographical region [Line Items]
Long-lived assets	258	328
Asia Pacific [Member]
Geographic Information (Details) - Schedule of long-lived assets by geographical region [Line Items]
Long-lived assets	$ 196	$ 246